Transactions with associates companies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 206,032	$ 152,181
Other Receivables	154,404	291,919
Total trade and other receivables	351,075	435,137
Trade payables	194,757	234,117
Other payables	62	3
Total trade and other payables total	77	1,375
Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade and other receivable total	8,080	134,429
Trade and other receivables current	8,080	8,379
Trade and other receivables Non current	0	126,050
Total trade and other receivables	8,080	134,429
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	6,740	7,079
Trade payables	0	1,347
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	592	681
Trade payables	15	25
Other payables	42	3
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 16	$ 0